Subsidiaries	12 Months Ended
Mar. 31, 2019
Investments accounted for using equity method [abstract]
Subsidiaries
44.	We had the following subsidiaries as at March 31, 2019:

Sr. No.	Name of the Subsidiary Company	Country of incorporation	% of Equity Shareholding
1	Concorde Motors (India) Limited	India	100.00
2	Tata Motors European Technical Centre PLC	UK	100.00
3	Tata Motors Insurance Broking and Advisory Services Limited	India	100.00
4	TMF Holdings Limited (formerly known as Tata Motors Finance Limited)	India	100.00
5	TML Holdings Pte. Limited	Singapore	100.00
6	TML Distribution Company Limited	India	100.00
7	Tata Hispano Motors Carrocera S.A.	Spain	100.00
8	Tata Hispano Motors Carrocerries Maghreb SA	Morocco	100.00
9	Trilix S.r.l.	Italy	100.00
10	Tata Precision Industries Pte. Limited	Singapore	78.39
11	Tata Technologies Limited	India	72.28
12	Tata Marcopolo Motors Limited	India	51.00
	(B) INDIRECT SUBSIDIARIES
	(i) Subsidiaries of TML Holdings Pte. Ltd.
13	Tata Daewoo Commercial Vehicle Company Limited	South Korea	100.00
14	Tata Daewoo Commercial Vehicle Sales and Distribution Company Limited	South Korea	100.00
15	Tata Motors (Thailand) Limited	Thailand	95.87
16	Tata Motors (SA) (Proprietary) Limited	South Africa	60.00
17	PT Tata Motors Indonesia	Indonesia	100.00
18	PT Tata Motors Distribusi Indonesia	Indonesia	100.00
19	TMNL Motor Services Nigeria Limited	Nigeria	100.00
20	Jaguar Land Rover Automotive Plc	UK	100.00
	(ii) Subsidiaries of Jaguar Land Rover Automotive Plc
21	Jaguar Land Rover Holdings Limited	UK	100.00
	(iii) Subsidiaries of Jaguar Land Rover Holdings Limited
22	Jaguar Land Rover Limited	UK	100.00
23	Jaguar Land Rover Austria GmbH	Austria	100.00
24	Jaguar Land Rover Japan Limited	Japan	100.00
25	JLR Nominee Company Limited	UK	100.00
26	Jaguar Land Rover Deutschland GmbH	Germany	100.00
27	Jaguar Land Rover North America LLC	USA	100.00
28	Jaguar Land Rover Nederland BV	Netherlands	100.00
29	Jaguar Land Rover Portugal - Veículos e Peças, Lda.	Portugal	100.00
30	Jaguar Land Rover Australia Pty Limited	Australia	100.00
31	Jaguar Land Rover Italia Spa	Italy	100.00
32	Jaguar Land Rover Korea Company Limited	South Korea	100.00
33	Jaguar Land Rover (China) Investment Co. Limited	China	100.00
34	Jaguar Land Rover Canada ULC	Canada	100.00
35	Jaguar Land Rover France, SAS	France	100.00
36	Jaguar Land Rover (South Africa) (Pty) Limited	South Africa	100.00
37	Jaguar e Land Rover Brasil Indústria e Comércio de Veículos LTDA	Brazil	100.00
38	Limited Liability Company “Jaguar Land Rover” (Russia)	Russia	100.00
39	Jaguar Land Rover (South Africa) Holdings Limited	South Africa	100.00
40	Jaguar Land Rover India Limited	India	100.00
41	Jaguar Land Rover Espana SL	Spain	100.00
42	Jaguar Land Rover Belux NV	Belgium	100.00
43	Jaguar Cars South Africa (Pty) Limited	South Africa	100.00
44	The Jaguar Collection Limited	UK	100.00
45	Jaguar Cars Limited	UK	100.00
46	Land Rover Exports Limited	UK	100.00
47	Land Rover Ireland Limited	Ireland	100.00
48	The Daimler Motor Company Limited	UK	100.00
49	Daimler Transport Vehicles Limited	UK	100.00
50	S.S. Cars Limited	UK	100.00
51	The Lanchester Motor Company Limited	UK	100.00
52	Shanghai Jaguar Land Rover Automotive Services Company Limited	China	100.00
53	Jaguar Land Rover Pension Trustees Limited	UK	100.00
54	Jaguar Land Rover Slovakia s.r.o	Slovakia	100.00
55	Jaguar Land Rover Singapore Pte. Ltd.	Singapore	100.00
56	Jaguar Racing Limited	UK	100.00
57	InMotion Ventures Limited	UK	100.00
58	InMotion Ventures 1 Limited	UK	100.00
59	InMotion Ventures 2 Limited	UK	100.00
60	InMotion Ventures 3 Limited	UK	100.00
61	InMotion Ventures 4 Limited	UK	100.00
62	Jaguar Land Rover Colombia S.A.S	Columbia	100.00
63	Jaguar Land Rover Ireland (Services) Limited	Ireland	100.00
64	Jaguar Land Rover Taiwan Company Limited	Taiwan	100.00
65	Jaguar Land Rover Servicios México, S.A. de C.V.	Mexico	100.00
66	Jaguar Land Rover México, S.A.P.I. de C.V.	Mexico	100.00
67	Jaguar Land Rover Hungary KFT	Hungary	100.00
68	Jaguar Land Rover Classic USA LLC	USA	100.00
69	Spark44 (JV) Limited	UK	50.50
	(iv) Subsidiaries of Spark44 (JV) Limited
70	Spark44 Pty. Ltd.	Australia	50.50
71	Spark44 GmbH	Germany	50.50
72	Spark44 LLC	USA	50.50
73	Spark44 Shanghai Limited	China	50.50
74	Spark44 DMCC	UAE	50.50
75	Spark44 Demand Creation Partners Pvt. Limited	India	50.50
76	Spark44 Limited	UK	50.50
77	Spark44 Singapore Pte. Ltd.	Singapore	50.50
78	Spark44 Communications SL	Spain	50.50
79	Spark44 S.r.l.	Italy	50.50
80	Spark44 Seoul Limited	Korea	50.50
81	Spark44 Japan K.K.	Japan	50.50
82	Spark44 Canada Inc	Canada	50.50
83	Spark44 Pty. Limited	South Africa	50.50
84	Spark44 Colombia S.A.S.	Columbia	50.50
85	Spark44 Taiwan Limited	Taiwan	50.50
	(v) Subsidiaries of Tata Technologies Limited
86	Tata Technologies Pte Limited	Singapore	72.28
87	Tata Technologies (Thailand) Limited	Thailand	72.28
88	Tata Manufacturing Technologies (Shanghai) Limited	China	72.28
89	INCAT International Plc.	UK	72.28
90	INCAT GmbH	Germany	72.28
91	Tata Technologies Europe Limited	UK	72.28
92	Escenda Engineering AB	Sweden	72.28
93	Tata Technologies Inc.	USA	72.35
94	Tata Technologies de Mexico, S.A. de C.V.	Mexico	72.35
95	Cambric GmbH	Germany	72.35
96	Cambric Limited	USA	72.32
97	Tata Technologies SRL Romania	Romania	72.32
	(vi) Subsidiaries of TMF Holdings Ltd.
98	Tata Motors Finance Solutions Limited	India	100.00
99	Tata Motors Finance Limited	India	100.00